Wireless Fund

480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

August 7, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Wireless Fund (the "Registrant")

       File Nos. 333-94671 and 811-09781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 3, which was filed with the Commission on July 31, 2003, and (ii) that Post-Effective Amendment No. 3 has been filed electronically with the Commission.

Very truly yours,

/s/ Ross C. Provence

Ross C. Provence

President